Financial Risk Management - Summary of Gross Carrying Amounts of Each Financial Asset Except for Accounts Receivable Trade and Derivative Financial Asset (Detail) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Financial assets at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Gross amount	₩ 481,935
Loss allowance	0
Carrying amount	481,935
Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Gross amount	994,868
Loss allowance	(3,081)
Carrying amount	991,787
Financial assets at amortised cost [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Gross amount	5,592
Loss allowance	(3,314)
Carrying amount	2,278
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of credit risk exposure [line items]
Gross amount	87,862
Loss allowance	(83,685)
Carrying amount	₩ 4,177